INCOME TAXES - Movements of valuation allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rollforward of valuation allowances of deferred tax assets
Balance as of beginning of year	$ 9,180	$ 1,061	$ 25,240
Current year addition	407	8,455	5,267
Current year reversal			(7,039)
Reduction due to usage of NOL			(42)
Reduction due to statute expiration			(288)
Decrease in disposal of subsidiaries	(239)		(22,077)
Exchange rate effect	(69)	(336)
Balance as of the end of the year	$ 9,279	$ 9,180	$ 1,061